OTHER PROVISIONS AND LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Disclosure of other provisions, contingent liabilities and contingent assets

As at December 31,	2019	2018
Other taxes payable	$19.3	$17.4
Provision for repatriation taxes payable (i)	27.9	23.8
Provision for taxes	10.8	21.9
Deferred revenue on metal streaming agreements (ii)	89.2	228.3
Deferred revenue on advanced metal sales (iii)	—	52.3
Other provisions and liabilities (iv)	35.4	52.2
	$182.6	$396.0
Current	$39.5	$106.8
Non-current	143.1	289.2
	$182.6	$396.0
(i)The Company is subject to additional taxes in Chile on the repatriation of profits to its foreign shareholders. Total taxes in the amount of $27.9 million (December 31, 2018: $23.8 million) have been accrued on the assumption that the profits will be repatriated.
(ii)On March 31, 2016, the Company entered into a copper purchase agreement with Altius, pursuant to which, the Company received advanced consideration of $61.1 million against future deliveries of copper produced by the Company's Chapada mine in Brazil. On October 27, 2015 the Company entered into three metal purchase agreements with Sandstorm pursuant to which, the Company received advanced consideration of $170.4 million against future deliveries of silver production from Cerro Moro, Minera Florida and Chapada, copper production from Chapada, and gold production from Agua Rica. The advanced consideration is accounted for as deferred revenue, with revenue recognized when the respective metals are delivered to the respective counterparties. The Company's Chapada mine was sold in July 2019, and accordingly, the deferred revenue balances relating to future copper deliveries from Chapada were derecognized. The following table summarizes the changes in deferred revenue from metal streaming arrangements:

2019
As at December 31, 2018	$228.3
Recognition of revenue during the year net of interest accretion	(9.7)
Reclassified as held for sale in conjunction with the sale of the Chapada mine	(129.4)
$89.2
Current portion	$11.7
Non-current portion	77.5
As at December 31, 2019	$89.2
(iii)On January 10, 2018, the Company entered into an advanced metal sales agreement pursuant to which, the Company received advanced consideration of $125.0 million in exchange for approximately 40.3 million pounds of copper to be delivered in the second half of 2018 and the first half of 2019. The advanced consideration was accounted for as deferred revenue, with revenue recognized as copper was delivered to the counterparty. The Company made the final delivery under the agreement in June 2019, reducing the deferred liability to nil.
(iv)Other provisions and liabilities include the short term portion of the environmental rehabilitation provision, and provisions relating to silicosis and other. Decrease during the year reflects, settlements, change in provisions and the depreciation of local currencies.